WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.3%
	ARGENTINA — 1.7%
26	MercadoLibre, Inc.*	$29,434
	AUSTRALIA — 3.1%
162	Atlassian Corp. PLC - Class A*	52,543
	CANADA — 5.3%
175	Lululemon Athletica, Inc.*	58,408
32	Shopify, Inc.*	30,856
		89,264
	CHINA — 8.0%
4,000	Li Ning Co., Ltd.	39,032
1,100	Meituan - Class B*	32,818
2,300	WuXi AppTec Co., Ltd. - Class H	32,989
3,000	Wuxi Biologics Cayman, Inc.*	30,068
		134,907
	CYPRUS — 2.0%
461	TCS Group Holding PLC - GDR	33,266
	FRANCE — 6.0%
36	Hermes International	54,052
58	LVMH Moet Hennessy Louis Vuitton S.E.	47,641
		101,693
	GERMANY — 5.5%
282	Carl Zeiss Meditec A.G.	45,352
88	Sartorius A.G.	47,510
		92,862
	HONG KONG — 3.4%
3,450	Techtronic Industries Co., Ltd.	56,925
	INDIA — 2.1%
526	HDFC Bank Ltd. - ADR	36,099
	ITALY — 2.3%
607	Moncler S.p.A.	38,958
	JAPAN — 4.4%
100	Keyence Corp.	51,292

WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
600	Mercari, Inc.*	$22,660
		73,952
	NETHERLANDS — 11.8%
26	Adyen N.V.*	52,908
221	ASM International N.V.	75,933
104	ASML Holding N.V.	70,429
		199,270
	NEW ZEALAND — 1.6%
338	Xero Ltd.*	27,380
	NORWAY — 1.3%
8,095	AutoStore Holdings Ltd.*	22,709
	RUSSIA — 2.1%
756	Yandex N.V. - Class A*	36,333
	SINGAPORE — 1.8%
208	Sea Ltd. - ADR*	31,264
	SOUTH KOREA — 2.5%
2,081	Coupang, Inc.*	43,326
	SWEDEN — 3.7%
162	Evolution A.B.	20,155
4,505	Nibe Industrier A.B. - B Shares	42,818
		62,973
	SWITZERLAND — 9.1%
58	Lonza Group A.G.	39,985
32	Straumann Holding A.G.	53,024
149	VAT Group A.G.	60,760
		153,769
	TAIWAN — 2.8%
383	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	46,967
	UNITED KINGDOM — 4.8%
1,104	Halma PLC	37,416
240	Spirax-Sarco Engineering PLC	43,259
		80,675

WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.0%
107	EPAM Systems, Inc.*	$50,947
818	Freshworks, Inc. - Class A*	17,792
		68,739
	TOTAL COMMON STOCKS
	(Cost $1,693,521)	1,513,308
	TOTAL INVESTMENTS — 89.3%
	(Cost $1,693,521)	1,513,308
	Other Assets in Excess of Liabilities — 10.7%	181,201
	TOTAL NET ASSETS — 100.0%	$1,694,509

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.